UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

March 28, 2013

Altegris Futures Evolution Strategy Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (EVOAX)
Class C (EVOCX)
Class I (EVOIX)
Class N (EVONX)

ADVISED BY

SUB-ADVISED BY

DoubleLine Capital LP
333 South Grand Avenue
Suite 1800
Los Angeles, CA 90071

888.524.9441

www.altegris.com/mutualfunds

Altegris Futures Evolution Strategy Fund

Semi-Annual Letter to Shareholders for the Six-Month Period Ending March 28, 2013

Dear Investor:

Market and Fund Performance Summary

The Altegris Futures Evolution Strategy Fund is trend-following biased; therefore, the Fund tends to perform best when trends are strongest and most persistent. Throughout much of 2012, however, such trends were few and far between. Thankfully, the last few months of 2012 and beginning of 2013 finally saw the emergence of a few strong trends—including the dramatic ascent of global equity markets on the back of central bank-led stimulus, as well as the significant depreciation of the yen.

Over the course of the six-month period, the Fund began to capitalize on these strengthening trends, while also gaining positive attribution from the Fund’s fixed income sub-adviser, Doubleline Capital. As shown in Figure 1, the Altegris Futures Evolution Strategy Fund delivered a return over the six month period of +1.82% for its A shares (at NAV), +1.52% for its C shares, +1.89% for its I shares and +1.82% for its N shares. Meanwhile, the BofA Merrill Lynch 3-Month T-Bill Index, Altegris 40 Index®, S&P 500 TR Index and MSCI World Index returned +0.06, -0.19% (estimated), +10.19% and +9.38%, respectively. The Fund’s assets under management totaled $300 million as of March 28, 2013.

Figure 1: Altegris Futures Evolution Strategy Fund Performance Review | September 30, 2012–March 28, 2013

	Q1 2013	Q4 2012	9/30/12 – 3/28/13	1-Year	Since Inception*
Class A (NAV)	2.98%	-1.12%	1.82%	0.87%	0.69%
Class A (max load)**	-2.91%	-6.79%	-4.01%	-4.94%	-3.44%
Class I (NAV)	2.98%	-1.05%	1.89%	1.16%	0.93%
Class N (NAV)	2.88%	-1.02%	1.82%	0.88%	0.61%
BofA Merrill Lynch 3-Month T-Bill Index	0.02%	0.04%	0.06%	0.11%	0.09%
Altegris 40 Index®	2.77%	-2.88%	-0.19%	-0.56%	-2.31%
S&P 500 TR Index	10.61%	-0.38%	10.19%	13.96%	19.91%
MSCI World Index	7.17%	2.06%	9.38%	9.34%	12.29%
					02/06/12 – 03/28/13
Class C (NAV)	2.78%	-1.23%	1.52%	0.23%	-1.22%

The total annual Fund operating expense ratio, gross of any fee waivers or expense reimbursements is 2.66%, 3.41%, 2.41% and 2.66% of average daily net assets attributable to Class A, Class C, Class I and Class N shares.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.25%, 3.00%, 2.00% and 2.25% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively, subject to possible recoupment in future years. Results shown reflect the waiver, without which the results could have been lower. Returns for periods longer than one year are annualized. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441.

Mutual fund performance shown above is through the last business day of the month, March 28, 2013.

*The inception date of Class A, Class I and Class N is 10/31/11; the inception date of Class C is 02/16/12. The Altegris 40 Index® is a monthly index; its performance since inception is shown from 10/31/11.

**The maximum sales charge (load) for Class A is 5.75%. Class A Share investors may be eligible for a reduction in sales charges.

The referenced indices are shown for general market comparisons and are not meant to represent any particular Fund.

Fund Overview

The Fund seeks long-term capital appreciation by providing investors with concentrated exposure to best-of-breed1 trend-following managed futures managers. The Fund also offers an innovative, active approach to fixed income management via fixed-income industry leader DoubleLine Capital.

Current investments consist of allocations to the Winton Diversified Trading Program managed by Winton Capital, a London-based commodity trading advisor (CTA) with assets under management of $25.4 billion as of March 31, 2013, and the ISAM Systematic Program managed by ISAM, a New York and London-based CTA managing more than $840 million in assets as of March 28, 2013. Both programs are trend following managed futures strategies, in which the managers utilize proprietary, quantitative trading systems to identify market trends and react to corresponding price movements both up and down—in futures markets across all major asset classes. Allocations to the Winton and ISAM programs are then notionally leveraged to achieve a 100% to 125% exposure to managed futures. No allocation changes were made to the portfolio during the period under review, as the Fund maintained 82% of its managed futures exposure through Winton and 18% through ISAM (See Figure 2).

1 Altegris defines “best-of-breed” as managers which in our opinion have demonstrated success in terms of sustained investment edge, effective risk management processes and established operations infrastructure.

Figure 2: Futures Allocation by Manager | March 28, 2013

The Fund will invest up to 25% of its total assets in a wholly-owned subsidiary, which in turn invests the majority of its assets in a portfolio of investments selected by an experienced portfolio management team at Altegris Advisors. These include investments in a combination of (1) securities of one or more commodity futures trading companies (e.g., underlying pools), (2) swaps, notes or similar derivatives structured to provide exposure to and the returns of managed futures strategies, and (3) investments intended to serve as collateral for such derivative positions (collectively, “managed futures investments”). These investments are selected with the aim of providing aggregate exposure to the managed futures sub-strategies and programs of the managers listed in the chart below, as if between 100% and 125% of the Fund’s net assets were invested in those programs. The Fund also holds fixed income securities, cash, and cash equivalents which are excluded from the manager allocation shown above.

Substantially all remaining assets of the Fund can be allocated to fixed income strategies—Core Fixed Income, Low Duration and Opportunistic Income—that are actively managed by DoubleLine, a fixed income investment specialist based in Los Angeles with assets under management of $55.8 billion as of March 28, 2013. By the end of the period, investments in fixed-income securities actively managed by DoubleLine represented approximately 76% of Fund assets and were 100% allocated to the Core Fixed Income strategy. At present, we plan to retain a 100% commitment to the Core strategy, as we believe it currently provides the best risk/return profile given today’s market environment (See Figure 3).

Figure 3: Fixed Income Portfolio Allocations | March 28, 2013

Total may not equal 100% due to rounding.

Drivers of Fund Performance

As a concentrated long-term trend following portfolio, the Fund needed just two dominant trends during the period under review to generate positive relative and absolute performance versus the Altegris 40 Index®. Given the extended rally in equities, it is no surprise that the asset class was the single biggest source of attribution for the Fund over the six-month timeframe (+5.0%), with the portfolio profiting primarily from long stock index positions in US and European markets (See Figure 4 below).

Foreign exchange also represented a major source of profits for the Fund (+1.7%). In particular, the Fund experienced strong positive attribution through short yen currency positioning, as downward price persistence continued with the announcement and early implementation of stimulus policies by the Bank of Japan and the Japanese government. On the other hand, long euro currency positions were a detractor to performance, although the Fund’s long positioning was significantly reduced throughout Q1 2013. The Fund also experienced losses on long positions in the Australian dollar.

Commodities represented the largest source of negative attribution for the Fund during the period, with losses generated in precious metals (-1.4%) and grains (-1.3%), with the latter performance largely the result of a stronger-than-expected crop report in Q4 that led to sharp losses on long contracts.

Figure 4: Futures Performance Attribution by Sector | September 30, 2012–March 28, 2013

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

In regards to manager attribution, the Winton Program was the primary positive attributor for the period, taking advantage of the aforementioned trends in stock indices and yen to deliver +2.28% to Fund performance (See Figure 5 below). Meanwhile, the ISAM Program contributed -1.15% to Fund performance over the period. As a “pure” momentum-based strategy, ISAM—like most other trend-following managers—struggled in the largely trendless market environment of 2012. However, as market conditions gradually became more favorable, ISAM generated modestly positive performance in Q1 2013. Given that ISAM’s sector exposures were weighted toward commodities coming into 2013, gains from stock indices and currencies were largely offset by modest losses from the commodity sector.

DoubleLine contributed +0.68% to the Fund over the six-month period. Profits were generated in most sectors and durations, with non-agency mortgages representing one of the strongest performing sectors.

Figure 5: Performance Attribution by Manager | September 30, 2012–March 28, 2013

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

Outlook

There is no denying that the past few years—particularly 2012—were difficult for trend following managed futures managers. The period was essentially a “perfect storm” for the space—based among other things on the dearth of trends and whipsawing between risk-on and risk-off market environments. Yet, the damage has been minimal, in our view. Throughout this challenging period, we have also pointed out that the Fund needed just a handful of dominant trends to generate positive performance—and, in fact, the emergence of trades such as long stock index and short yen positions late in 2012 helped the Fund turn the corner and deliver positive returns in four of the last five months through the end of the timeframe under review.

With recent performance showing moderate gains, we are hopeful we are seeing the beginning of a positive change in the environment for managed futures investing, and are confident that the premier managers accessed by the Fund should continue to serve as a potential source of non-correlated returns for investors’ portfolios.

We thank you for investing in the Altegris Futures Evolution Strategy Fund, and look forward to enhancing our partnership with you.

Sincerely,

Allen Cheng

Matt Osborne

Chief Investment Officer

Executive Vice President

Co-Portfolio Manager

Co-Portfolio Manager

INDEX DEFINITIONS

BofA Merrill Lynch 3 month T-Bill Index is an unmanaged index that measures returns of three-month Treasury Bills.

The Altegris 40 Index® tracks the performance of the 40 leading managed futures programs, by ending monthly equity (assets) for the previous month, as reported to Altegris. The Altegris 40 Index represents the dollar-weighted average performance of those 40 programs. The Index started in July 2000; data is available back to 1990.

MSCI World Index is a free-float adjusted market capitalization weighted index that measures equity market performance of 24 developed market country indices.

The S&P 500 Total Return Index is the total return version of S&P 500 index. The S&P 500 index is unmanaged and is generally representative of certain portions of the U.S. equity markets. For the S&P 500 Total Return Index, dividends are reinvested on a daily basis and the base date for the index is January 4, 1988. All regular cash dividends are assumed reinvested in the S&P 500 index on the ex-date. Special cash dividends trigger a price adjustment in the price return index.

GLOSSARY

Short. Selling an asset/security that may have been borrowed from a third party with the intention of buying back at a later date. Short positions profit from a decline in price. If a short position increases in price, covering the short position at a higher price may result in a loss.

Long. Buying an asset/security that gives partial ownership to the buyer of the position. Long positions profit from an increase in price.

1211-NLD-5/17/2013

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 28, 2013

The fund's performance figures* for the six months ending March 28, 2013, compared to its benchmarks:
		Annualized
		Since Inception
	Six Months	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	1.82%	0.69%
Altegris Futures Evolution Strategy Fund - Class A with load **	(4.01)%	(3.46)%
Altegris Futures Evolution Strategy Fund - Class C ***	1.52%	(1.22)%
Altegris Futures Evolution Strategy Fund - Class I	1.89%	(0.93)%
Altegris Futures Evolution Strategy Fund - Class N	1.82%	0.61%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ****	0.06%	0.09%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-524-9441.

** Class A with load total return is calculated using the maximum sales charge of 5.75%.
*** Inception date is February 16, 2012 for Class C shares.
**** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Holdings by Sector	% of Net Assets
Mortgage Securities	31.0%
Government	14.7%
Financial	7.0%
Consumer, Non-cyclical	4.1%
Energy	3.2%
Asset Backed Securities	2.2%
Communications	2.1%
Basic Materials	1.8%
Consumer, Cyclical	1.6%
Industrial	1.4%
Utilities	0.9%
Technology	0.5%
Diversified	0.3%
Other, Cash & Cash Equivalents	29.2%
	100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 28, 2013
				Value
Shares	INVESTMENTS - 89.9%
	UNAFFILIATED TRADING COMPANIES - 3.3%
63,443	ISAM Systematic Program Class ISAM (a,b) *			$ 2,832,944
75,366	Winton Diversified Trading Program Class WNTN (a,b) *			7,107,071
	TOTALUNAFFILIATED TRADING COMPANIES (Cost - $9,394,561)			9,940,015
Principal Amount ($)			Maturity
	STRUCTURED NOTE - 6.0%
13,000,000	Barclays Bank PLC Linked Note (a,b) *		11/20/2013	17,903,562
	(Cost - $13,000,000)
		Yield
	BONDS & NOTES - 70.8%
	AEROSPACE/DEFENSE - 0.4%
75,000	Boeing Co.	5.8750%	2/15/2040	95,400
238,000	Boeing Co.	6.8750	3/15/2039	335,634
400,000	Embraer Overseas Ltd.	6.3750	1/24/2017	452,000
150,000	Embraer Overseas Ltd.	6.3750	1/15/2020	173,445
200,000	United Technologies Corp.	3.1000	6/1/2022	209,616
				1,266,095
	AGRICULTURE - 0.4%
875,000	Altria Group, Inc.	2.8500	8/9/2022	860,206
400,000	IOI Investment L Bhd	4.3750	6/27/2022	413,329
				1,273,535
	AIRLINES - 0.2%
245,000	Southwest Airlines Co.	5.2500	10/1/2014	258,916
421,000	Southwest Airlines Co.	5.7500	12/15/2016	472,633
				731,549
	AUTO MANUFACTURERS - 0.5%
500,000	Daimler Finance North America LLC (c)	1.8750	9/15/2014	507,325
675,000	Ford Motor Co.	7.4500	7/16/2031	853,554
				1,360,879
	BANKS - 4.7%
100,000	Alfa MTN Invest Ltd.	9.2500	6/24/2013	101,570
200,000	Alfa MTN Invest Ltd.	9.2500	6/24/2013	203,140
725,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	841,821
400,000	Banco Davivienda SA (c)	2.9500	1/29/2018	393,271
500,000	Banco de Bogota SA (c)	5.3750	2/19/2023	515,000
300,000	Banco de Chile	6.2500	6/15/2016	330,438
200,000	Banco de Credito e Inversiones (c)	3.0000	9/13/2017	202,873
200,000	Banco do Brasil SA/Cayman (d)	8.5000	Perpetual	239,000
300,000	Banco Internacional del Peru SAA (d)	8.5000	4/23/2070	329,250
150,000	Banco Latinoamericano de Comercio Exterior SA (c)	3.7500	4/4/2017	154,575
300,000	Banco Latinoamericano de Comercio Exterior SA	3.7500	4/4/2017	309,150
100,000	Banco Mercantil del Norte SA	4.3750	7/19/2015	105,250
100,000	Banco Mercantil del Norte SA (d)	6.8620	10/13/2021	106,000
950,000	Bank of Montreal	1.4000	9/11/2017	951,425
400,000	BB&T Corp.	1.6000	8/15/2017	403,895
800,000	Corpbanca SA	3.1250	1/15/2018	790,511
250,000	CorpGroup Banking SA (c)	6.7500	3/15/2023	261,562
400,000	DBS Bank Ltd. (d)	5.0000	11/15/2019	421,112
200,000	Gazprombank OJSC Via GPB Eurobond Finance PLC	5.6250	5/17/2017	212,980
500,000	Gazprombank OJSC Via GPB Eurobond Finance PLC	7.9330	6/28/2013	507,150
200,000	Global Bank Corp.	4.7500	10/5/2017	204,000
375,000	Goldman Sachs Group, Inc.	5.7500	1/24/2022	436,020
500,000	Industrial Senior Trust	5.5000	11/1/2022	498,125
600,000	JPMorgan Chase & Co.	4.5000	1/24/2022	657,553
170,000	JPMorgan Chase & Co.	4.9500	3/25/2020	194,887
825,000	Korea Development Bank	4.3750	8/10/2015	884,659
500,000	Morgan Stanley	3.7500	2/25/2023	505,393
200,000	OVERSEA-CHINESE BANKING (b)	4.2500	11/18/2019	208,448
250,000	PNC Funding Corp.	3.3000	3/8/2022	258,763
163,000	PNC Funding Corp.	4.3750	8/11/2020	184,127
343,000	PNC Funding Corp.	6.7000	6/10/2019	432,820

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value
	BANKS - 4.7% (Continued)
600,000	Scotiabank Peru SA (c,d)	4.5000%	12/13/2027	$ 578,400
100,000	Scotiabank Peru SA (d)	4.5000	12/13/2027	96,423
200,000	United Overseas Bank Ltd. (d)	5.3750	9/3/2019	210,312
400,000	VTB Bank OJSC Via VTB Capital SA	6.8750	5/29/2018	441,000
100,000	Wells Fargo & Co.	3.5000	3/8/2022	105,356
650,000	Wells Fargo & Co.	4.6000	4/1/2021	742,335
				14,018,594
	BEVERAGES - 0.5%
400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (c) *	3.3750	11/1/2022	381,000
475,000	Coca-Cola Co.	1.8000	9/1/2016	491,049
50,000	Corp Lindley SA (c)	6.7500	11/23/2021	57,575
429,000	Diageo Capital PLC	1.5000	5/11/2017	434,923
				1,364,547
	BIOTECHNOLOGY - 0.5%
500,000	Biogen Idec, Inc.	6.8750	3/1/2018	612,022
400,000	Celgene Corp.	3.2500	8/15/2022	404,543
450,000	Life Technologies Corp.	6.0000	3/1/2020	504,874
				1,521,439
	BUILDING MATERIALS - 0.3%
100,000	Cemex Espana Luxembourg	9.2500	5/12/2020	110,500
100,000	Cemex Finance LLC (b)	9.5000	12/14/2016	108,750
200,000	Cemex SAB de CV (c)	5.8750	3/25/2019	202,000
100,000	Cemex SAB de CV	9.0000	1/11/2018	110,750
200,000	Corp GEO SAB de CV	8.8750	3/27/2022	171,000
200,000	Corp GEO SAB de CV	9.2500	6/30/2020	173,000
				876,000
	CHEMICALS - 0.7%
450,000	Dow Chemical Co.	3.0000	11/15/2022	442,261
175,000	Ecolab, Inc.	1.0000	8/9/2015	175,463
250,000	Ecolab, Inc.	2.3750	12/8/2014	256,787
400,000	Phosagro OAO via Phosagro Bond Funding Ltd. (c) *	4.2040	2/13/2018	398,500
200,000	LPG International, Inc.	7.2500	12/20/2015	222,275
400,000	Mexichem SAB de CV (c)	4.8750	9/19/2022	424,000
				1,919,286
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 6.1%
249,953	Fannie Mae REMICS 2011-18 UZ (e)	4.0000	3/25/2041	272,079
1,935,909	Fannie Mae REMICS 2012-144 PT (d,e)	4.4034	11/25/2049	2,068,325
1,187,889	Fannie Mae REMICS 2009-41 ZA (e)	4.5000	6/25/2039	1,257,924
1,742,263	Fannie Mae REMICS 2009-98 DZ (e)	4.5000	12/25/2039	1,851,213
565,736	Fannie Mae REMICS 2010-76 ZK (e)	4.5000	7/25/2040	636,140
557,000	Fannie Mae REMICS 2011-74 KL (e)	5.0000	6/25/2040	646,260
429,298	Fannie Mae REMICS 2011-111 EZ (e)	5.0000	11/25/2041	513,411
1,482,725	Fannie Mae REMICS 2013-6 ZH (e)	1.5000	2/25/2043	1,477,589
520,808	Freddie Mac REMICS 3957 DZ (e)	3.5000	11/15/2041	548,360
335,393	Freddie Mac REMICS 3957 HZ (e)	4.0000	11/15/2041	353,162
301,859	Freddie Mac REMICS 2909 Z (e)	5.0000	12/15/2034	338,344
2,061,427	Freddie Mac REMICS 2012-133 PB (e)	6.5000	4/25/2042	2,280,615
1,000,000	Freddie Mac REMICS 3738 BP (e)	4.0000	12/15/2038	1,080,069
947,258	Freddie Mac REMICS 3818 JA (e)	4.5000	1/15/2040	979,785
806,561	Freddie Mac REMICS 2663 ZP (e)	5.0000	8/15/2033	937,032
2,930,150	Freddie Mac Strips 269 (e)	3.0000	8/15/2042	3,049,017
				18,289,325
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 10.4%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.1842	6/25/2035	264,955
2,129,716	Alternative Loan Trust 2005-J8 1A5	5.5000	7/25/2035	2,050,514
577,977	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	451,895
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (c,d)	5.6500	3/25/2058	1,714,450
1,106,632	Banc of America Funding 2012-R4 A Trust (b,c,d)	0.4637	3/4/2039	1,087,035
569,219	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	572,626
2,037,663	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	1,979,047
1,613,935	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	1,524,785
297,349	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	298,082
767,367	CitiMortgage Alternative Loan Trust Series 2007-A4 1A13	5.7500	4/25/2037	648,417

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 10.4% (Continued)
482,139	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3	5.2500%	9/25/2035	$ 481,477
616,538	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	617,066
1,181,780	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	1,081,507
271,999	CSMC Series 2009-13R 2A1 (c)	6.0000	1/26/2037	280,928
968,612	CSMC Series 2010-4R 3A17 (c,d)	8.2405	6/26/2037	718,793
980,703	CSMC Trust 2013-3R 1A1 (b,c,d)	1.4915	4/27/2035	892,440
453,674	Deutsche Mortgage Securities Inc. Re-REMIC Trust Series 2005-WF1 1A2 (c,d)	5.2281	6/26/2035	458,284
502,816	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	2.5919	5/25/2035	427,272
2,840,575	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.1485	1/25/2036	2,578,674
961,859	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.4442	7/25/2035	873,164
341,316	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	336,980
303,805	Jp Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)	3.5000	7/26/2036	312,157
181,445	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	186,266
454,672	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.5705	6/25/2036	347,577
608,031	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	502,406
2,159,962	Prime Mortgage Trust 2006-DR1 2A1 (c)	5.5000	5/25/2035	2,061,115
201,168	RFMSI Series 2003-S16 A1 Trust	4.7500	9/25/2018	206,389
556,380	RFMSI Series 2006-S3 A7 Trust	5.5000	3/25/2036	523,279
1,702,654	RFMSI Series 2007-S6 1A11 Trust	6.0000	6/25/2037	1,560,059
155,826	Structured Asset Securities Corp. Mor Pass Thr Cer Ser 2003-35 1A1 (d)	5.1553	12/25/2033	156,891
294,240	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2	5.4000	6/25/2034	309,727
281,489	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2004-15 2A1	4.7500	9/25/2019	285,787
1,255,494	Wachovia Mortgage Loan Trust LLC Series 2005-A 2A1 Trust (d)	2.6270	8/20/2035	1,169,390
764,977	Wells Fargo Alternative Loan 2007-PA2 1A1 Trust (d)	6.0000	6/25/2037	703,728
359,900	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust	5.7500	3/25/2036	360,035
2,307,998	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5 Trust	2.6407	3/25/2036	2,222,064
372,651	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust	6.0000	9/25/2037	380,962
368,893	Wells Fargo Mortgage Backed Securities 2007-8 1A2 Trust	6.0000	7/25/2037	362,405
				30,988,628
	COMMERCIAL MBS - 4.7%
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN B (c,d)	1.8032	8/15/2029	101,203
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN D (c,d)	2.9032	8/15/2029	102,256
50,000	Banc of America Commercial Mortgage Trust 2006-4 AM	5.6750	7/10/2046	56,517
200,000	Banc of America Commercial Mortgage Trust 2007-2 AM(d)	5.6192	4/10/2049	224,954
250,000	Banc of America Commercial Mortgage Trust 2007-5 AM (d)	5.7720	2/10/2051	279,827
194,453	Banc of America Large Loan Trust 2007-BMB1 A2 (c,d)	0.9532	8/15/2029	191,558
75,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 A4	4.6740	6/11/2041	80,132
100,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 AJ (d)	5.0050	2/13/2042	106,833
100,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.2430	12/11/2038	112,360
275,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 AM (d)	5.7152	6/11/2040	314,125
340,000	CD 2007-CD4 AMFX Commercial Mortgage Trust (d)	5.3660	12/11/2049	365,765
2,097,783	CD 2007-CD5 XP Mortgage Trust (c,d)	0.1684	11/15/2044	6,952
100,000	Citigroup Commercial Mortgage Trust 2005-C3 AM (d)	4.8300	5/15/2043	107,140
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	5.7413	3/15/2049	55,864
130,000	Citigroup Commercial Mortgage Trust 2006-C5 AM	5.4620	10/15/2049	146,739
175,000	Citigroup Commercial Mortgage Trust 2007-C6 AM (d)	5.6974	12/10/2049	197,224
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.0532	12/10/2049	288,791
993,649	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.2591	9/10/2045	132,827
150,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 (d)	5.5260	4/15/2047	169,852
300,000	COMM 2006-C7 AM Mortgage Trust (d)	5.7732	6/10/2046	329,904
100,000	COMM 2006-C8 AM Mortgage Trust	5.3470	12/10/2046	112,069
100,000	COMM 2011-THL E Mortgage Trust (c)	5.9490	6/9/2028	102,644
1,990,407	Commercial Mortgage Pass Through Certificates (d)	2.2173	11/15/2045	282,668
150,000	Commercial Mortgage Pass Through Certificates (b,c,d)	3.7032	9/17/2029	150,000
350,000	Commercial Mortgage Pass-Through Certificates Series 2006-C3 AM (d)	5.8045	6/15/2038	392,421
575,000	Commercial Mortgage Pass-Through Certificates Series 2006-C4 AM	5.5090	9/15/2039	632,926
275,000	Commercial Mortgage Pass-Through Certificates Series 2006-C5 AM	5.3430	12/15/2039	302,623
200,000	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1 (c,d)	0.3532	2/15/2022	193,882
250,000	Commercial Mortgage Trust 2007-GG11 (d)	5.8670	12/10/2049	282,842
250,000	Commercial Mortgage Trust 2007-GG9	5.4750	3/10/2039	271,925

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 4.7% (Continued)
50,000	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (c,d)	6.7500%	11/15/2030	$ 52,815
197,115	Credit Suisse Mortgage Capital Certificates 2006-TF2A A2 (c,d)	0.3732	10/15/2021	193,282
250,000	CSMC Series 2009-RR2 IQB (c,d)	5.6945	4/16/2049	275,813
150,000	CSMC Series 2010-RR1 1B (c,d)	5.6920	4/16/2049	169,114
250,000	DBRR 2011-C32 A3B Trust (c,d)	5.7319	6/17/2049	278,346
200,000	DBRR 2012- EZ1 B Trust (b,c)	1.3930	9/25/2045	200,270
150,000	Fontainebleau Miami Beach Trust 2012-FBLU C(c)	4.2700	5/5/2027	156,778
100,000	Fontainebleau Miami Beach Trust 2012-FBLU E (c)	5.2530	5/5/2027	105,249
50,000	GMAC Commercial Mortgage Securities Inc. Series 2006-C1 AJ Trust (d)	5.3490	11/10/2045	45,803
300,000	GS Mortgage Securities Corp. II 2013-KYO A (c,d)	1.0522	11/8/2029	300,682
100,000	GS Mortgage Securities Trust 2006-GG6 AM (d)	5.6220	4/10/2038	110,481
300,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-PHH A (c,d)	1.8693	10/15/2025	303,952
1,745,751	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.5381	5/15/2045	26,111
90,284	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 ASB	5.8570	2/15/2051	98,784
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	224,293
350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 AM (d)	5.7144	2/12/2049	390,588
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CBC20 AM (d)	5.8830	2/12/2051	293,664
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	6.0014	2/15/2051	285,679
25,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2 (c)	3.3638	11/13/2044	26,681
990,197	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)	2.0137	5/15/2045	117,190
2,485,647	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.2168	10/15/2045	328,361
988,610	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX XA (d)	2.0436	6/15/2045	112,917
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/17/2049	195,348
250,000	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.8638	7/15/2044	287,828
100,000	LB-UBS Commercial Mortgage Trust 2003-C7 D (d)	5.4914	7/15/2037	101,734
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM	4.7940	7/15/2040	107,819
250,000	LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.4130	9/15/2039	281,799
2,548,298	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.2791	11/15/2038	43,920
2,123,582	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.6376	11/15/2038	44,417
150,000	Merrill Lynch Mortgage Trust 2005-CIP1 AM (d)	5.1070	7/12/2038	161,366
100,000	Merrill Lynch Mortgage Trust 2006-C1 AM (d)	5.6859	5/12/2039	112,006
250,000	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	270,648
991,935	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.9314	8/15/2045	109,908
25,000	Morgan Stanley Capital I Trust 2005-HQ7 AM (d)	5.2103	11/14/2042	27,606
250,000	Morgan Stanley Capital I Trust 2007-IQ13 AM	5.4060	3/15/2044	277,837
972,367	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)	0.9592	9/15/2047	30,506
208,283	SMA Issuer I LLC 2012-LV1 A (c)	3.5000	8/20/2025	209,185
1,983,941	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.1971	8/10/2049	277,575
300,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	268,444
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.4032	12/15/2043	277,246
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9258	2/15/2051	278,639
1,489,352	WF-RBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.2811	11/15/2045	210,669
992,935	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.2497	8/15/2045	133,223
				13,899,399
	COMMERCIAL SERVICES - 0.4%
450,000	ADT Corp. (c)	3.5000	7/15/2022	448,605
600,000	Cielo SA / Cielo USA, Inc.	3.7500	11/16/2022	578,250
				1,026,855
	COUNTRY FUNDS-CLOSED-END - 0.1%
150,000	El Fondo MIVIVIENDA SA (c)	3.5000	1/31/2023	145,425

	DISTRIBUTION/WHOLESALE - 0.1%
400,000	Arrow Electronics, Inc.	3.3750	11/1/2015	415,324

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
825,000	American Express Credit Corp.	2.7500%	9/15/2015	$ 862,597
790,000	General Electric Capital Corp.	2.9000	1/9/2017	833,768
723,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	1,055,159
300,000	PTTEP Australia International Finance Pty Ltd.	4.1520	7/19/2015	315,954
600,000	Tanner Servicios Financieros SA (c)	4.3750	3/13/2018	607,500
				3,674,978
	ELECTRIC - 0.9%
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. (c)	9.5000	11/12/2020	214,000
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. (b)	9.5000	11/12/2020	216,000
500,000	Duke Energy Corp.	3.5500	9/15/2021	529,594
200,000	EGE Haina Finance Co.	9.5000	4/26/2017	206,000
200,000	Instituto Costarricense de Electricidad (c)	6.9500	11/10/2021	227,700
100,000	MidAmerican Energy Holdings Co.	5.9500	5/15/2037	123,232
450,000	MidAmerican Energy Holdings Co.	6.5000	9/15/2037	584,208
603,000	Southern Power Co.	4.8750	7/15/2015	656,843
				2,757,577
	ENGINEERING & CONSTRUCTION - 0.1%
150,000	Empresas ICA SAB de CV (c)	8.3750	7/24/2017	160,500
100,000	Empresas ICA SAB de CV	8.9000	2/4/2021	107,380
				267,880
	ENVIRONMENTAL CONTROL - 0.2%
550,000	Waste Management, Inc.	6.1250	11/30/2039	675,130

	FOOD - 1.4%
500,000	Cencosud SA (c)	4.8750	1/20/2023	506,771
200,000	ConAgra Foods, Inc.	3.2000	1/25/2023	199,343
100,000	Corp Pesquera Inca SAC (c)	9.0000	2/10/2017	101,600
250,000	Corp Pesquera Inca SAC	9.0000	2/10/2017	254,000
200,000	Cosan Luxembourg SA (c)	5.0000	3/14/2023	201,200
400,000	ESAL GmbH (c)	6.2500	2/5/2023	402,000
100,000	JBS USA LLC / JBS USA Finance, Inc. (b)	7.2500	6/1/2021	105,250
280,000	Kellogg Co.	7.4500	4/1/2031	379,456
575,000	Kroger Co.	3.4000	4/15/2022	599,021
250,000	Minerva Luxembourg SA (c)	7.7500	1/31/2023	268,125
400,000	Mondelez International, Inc.	5.3750	2/10/2020	475,911
200,000	Pesquera Exalmar S.A.A. (c)	7.3750	1/31/2020	192,000
450,000	Tyson Foods, Inc.	4.5000	6/15/2022	489,656
				4,174,333
	FOREIGN GOVERNMENT - 0.2%
504,000	Mexico Government International Bond	5.6250	1/15/2017	579,600

	FOREST PRODUCTS & PAPER - 0.3%
390,000	Celulosa Arauco y Constitucion SA	4.7500	1/11/2022	405,609
150,000	Inversiones CMPC SA (c)	4.5000	4/25/2022	152,916
100,000	Inversiones CMPC SA (c)	4.7500	1/19/2018	105,672
150,000	Inversiones CMPC SA	4.7500	1/19/2018	158,508
				822,705
	HEALTHCARE-PRODUCTS - 0.4%
500,000	Becton Dickinson and Co.	3.1250	11/8/2021	521,315
90,000	Becton Dickinson and Co.	3.2500	11/12/2020	95,554
575,000	Medtronic, Inc.	1.3750	4/1/2018	574,719
				1,191,588
	HEALTHCARE-SERVICES - 0.3%
242,000	WellPoint, Inc.	2.3750	2/15/2017	250,710
150,000	WellPoint, Inc.	5.2500	1/15/2016	166,998
450,000	WellPoint, Inc.	5.8750	6/15/2017	529,735
				947,443
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
500,000	Grupo KUO SAB De CV	6.2500	12/4/2022	536,250
400,000	SMU SA (c)	7.7500	2/8/2020	428,000
				964,250

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value
	HOME EQUITY ABS - 1.8%
656,051	ACE Securities Corp.\Home Equity Loan Trust Series 2006-NC1 A2C (d)	0.4042%	12/25/2035	$ 645,004
1,444,419	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	1,485,042
496,890	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	441,624
692,035	GSAA Trust 2005-7 AF2(d)	4.4760	5/25/2035	684,688
957,688	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	0.9092	3/25/2035	951,800
686,213	RALI Series 2006-QS10 A9 Trust	6.5000	8/25/2036	591,499
499,905	RASC Series 2005-KS4 M1 Trust (d)	0.6142	5/25/2035	489,448
				5,289,105
	INSURANCE - 0.5%
515,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	586,812
475,000	MetLife, Inc.	4.1250	8/13/2042	444,642
100,000	MetLife, Inc.	5.7000	6/15/2035	117,041
150,000	MetLife, Inc.	5.8750	2/6/2041	179,578
150,000	MetLife, Inc.	6.3750	6/15/2034	190,315
				1,518,388
	INVESTMENT COMPANIES - 0.3%
300,000	Grupo Aval Ltd. (c)	4.7500	9/26/2022	300,750
400,000	Grupo Aval Ltd.	5.2500	2/1/2017	428,000
				728,750
	IRON/STEEL - 0.3%
500,000	OJSC Novolipetsk Steel via Steel Funding Ltd. (c)	4.4500	2/19/2018	498,750
400,000	Samarco Mineracao SA	4.1250	11/1/2022	389,200
				887,950
	LODGING - 0.2%
200,000	Prime Holdings Labuan Ltd.	5.3750	9/22/2014	208,821
375,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.7500	8/15/2020	420,469
				629,290
	MEDIA - 0.7%
435,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.0000	3/1/2021	483,899
200,000	Globo Comunicacao e Participacoes SA (c,f)	5.3070	5/11/2022	215,500
200,000	Globo Comunicacao e Participacoes SA (f)	5.3070	5/11/2022	215,500
200,000	Globo Comunicacao e Participacoes SA (c,b)	5.3070	5/11/2022	217,500
200,000	NET Servicos de Comunicacao SA	7.5000	1/27/2020	224,000
450,000	Time Warner Cable, Inc.	4.5000	9/15/2042	409,061
375,000	Time Warner Cable, Inc.	5.0000	2/1/2020	426,709
				2,192,169
	METAL FABRICATE/HARDWARE - 0.1%
250,000	WPE International Cooperatief UA (c)	10.3750	9/30/2020	239,062

	MINING - 0.6%
200,000	ALROSA Finance SA	8.8750	11/17/2014	220,420
500,000	Cia Minera Milpo SAA (c)	4.6250	3/28/2023	497,000
600,000	Freeport-McMoRan Copper & Gold, Inc.	3.5500	3/1/2022	596,405
400,000	Teck Resources Ltd.	5.4000	2/1/2043	379,561
				1,693,386
	MISCELLANEOUS MANUFACTURING - 0.2%
305,000	Illinois Tool Works, Inc.	3.3750	9/15/2021	330,590
153,000	Illinois Tool Works, Inc.	6.2500	4/1/2019	191,179
				521,769
	MULTI-NATIONAL - 0.3%
750,000	Corp Andina de Fomento	3.7500	1/15/2016	793,375

	OFFICE/BUSINESS EQUIPMENT - 0.2%
593,000	Xerox Corp.	4.2500	2/15/2015	624,632

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value
	OIL & GAS - 2.5%
100,000	BP Capital Markets PLC	2.5000%	11/6/2022	$ 97,157
300,000	BP Capital Markets PLC	4.7500	3/10/2019	347,595
325,000	ConocoPhillips	6.5000	2/1/2039	434,598
650,000	Devon Energy Corp.	4.0000	7/15/2021	693,746
125,000	Devon Energy Corp.	6.3000	1/15/2019	150,910
200,000	Dolphin Energy Ltd.	5.5000	12/15/2021	231,250
151,260	Dolphin Energy Ltd.	5.8880	6/15/2019	171,680
375,000	Marathon Petroleum Corp.	5.1250	3/1/2021	437,374
300,000	Novatek OAO via Novatek Finance Ltd.	5.3260	2/3/2016	321,075
300,000	Pacific Rubiales Energy Corp. (c)	7.2500	12/12/2021	340,950
400,000	Pacific Rubiales Energy Corp.	7.2500	12/12/2021	454,600
731,000	Pemex Project Funding Master Trust	6.6250	6/15/2035	875,372
100,000	Petroleos Mexicanos (c)	3.5000	1/30/2023	99,750
400,000	Petroleos Mexicanos	6.6250	Perpetual	422,000
325,000	Phillips 66 (c)	5.8750	5/1/2042	381,728
50,000	Phillips 66	5.8750	5/1/2042	58,727
200,000	PTT PCL	3.3750	10/25/2022	198,800
400,000	Sibur Securities Ltd. (c)	3.9140	1/31/2018	393,000
350,000	Transocean Inc. Ltd.	6.0000	3/15/2018	395,939
600,000	Tupras Turkiye Petrol Rafinerileri AS	4.1250	5/2/2018	599,250
325,000	Valero Energy Corp.	6.1250	2/1/2020	394,896
				7,500,397
	OIL & GAS SERVICES - 0.2%
325,000	Halliburton Co.	6.1500	9/15/2019	409,034

	OTHER ABS - 0.6%
2,000,000	Citigroup Mortgage Loan Trust 2007-WFH2 (d)	0.3842	3/25/2037	1,822,412
27,405	CREST 2003-2 Ltd. (c,d) *	0.7636	12/28/2018	26,720
				1,849,132
	PHARMACEUTICALS - 0.2%
300,000	Novartis Capital Corp.	4.4000	4/24/2020	346,110
325,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	325,838
				671,948
	PIPELINES - 0.5%
400,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	502,084
371,000	ONEOK Partners LP	6.1250	2/1/2041	431,463
200,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	218,000
400,000	Transportadora de Gas Internacional SA ESP (b)	5.7000	3/20/2022	438,000
				1,589,547
	REITS - 0.3%
395,000	Boston Properties LP	4.1250	5/15/2021	428,006
100,000	Simon Property Group LP	4.1250	12/1/2021	110,351
250,000	Simon Property Group LP	4.3750	3/1/2021	281,178
100,000	Simon Property Group LP	5.6500	2/1/2020	120,638
				940,173
	RETAIL - 0.4%
450,000	Macy's Retail Holdings, Inc.	2.8750	2/15/2023	435,510
750,000	Wal-Mart Stores, Inc.	3.2500	10/25/2020	811,150
				1,246,660
	SEMICONDUCTORS - 0.0%
100,000	STATS ChipPAC Ltd.	5.3750	3/31/2016	104,000

	SOFTWARE - 0.3%
450,000	Microsoft Corp.	2.1250	11/15/2022	439,841
450,000	Oracle Corp.	1.2000	10/15/2017	450,495
				890,336

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value

	TELECOMMUNICATIONS - 1.3%
400,000	AT&T, Inc.	5.3500%	9/1/2040	$ 428,231
100,000	Axiata SPV1 Labuan Ltd.	5.3750	4/28/2020	113,415
750,000	British Telecommunications PLC	5.9500	1/15/2018	894,075
100,000	Deutsche Telekom International Finance BV	8.7500	6/15/2030	141,602
500,000	Digicel Ltd. (c)	6.0000	4/15/2021	496,875
375,000	France Telecom SA	2.7500	9/14/2016	391,926
200,000	Koninklijke KPN NV	8.3750	10/1/2030	261,928
525,000	Motorola Solutions, Inc.	6.0000	11/15/2017	614,500
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	8.3750	4/30/2013	201,000
200,000	VimpelCom Holdings BV (c)	5.2000	2/13/2019	200,800
200,000	VimpelCom Holdings BV (c)	5.9500	2/13/2023	198,750
				3,943,102
	TOYS/GAMES/HOBBIES - 0.1%
385,000	Mattel, Inc.	2.5000	11/1/2016	401,455

	TRANSPORTATION - 0.1%
400,000	Burlington Northern Santa Fe LLC	3.0000	3/15/2023	403,060

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
430,424	Fannie Mae Pool 985190 (e)	6.0000	8/1/2038	472,036
1,452,346	Fannie Mae Pool AB3796 (e)	3.5000	11/1/2031	1,551,545
230,293	Fannie Mae Pool AB3850 (e)	4.0000	11/1/2041	238,397
2,802,664	Fannie Mae Pool AB5459 (e)	4.0000	6/1/2042	2,901,283
258,859	Fannie Mae Pool AD0500 (e)	5.5000	9/1/2036	285,017
448,594	Fannie Mae Pool AI6658 (e)	4.0000	8/1/2041	464,379
637,246	Fannie Mae Pool AJ4118 (e)	4.0000	11/1/2041	659,669
632,734	Fannie Mae Pool AL1554 (e)	6.0000	1/1/2040	694,696
595,799	Fannie Mae Pool AL1690 (e)	6.0000	5/1/2041	653,399
608,164	Fannie Mae Pool AL1793 (e)	6.0000	1/1/2041	666,959
257,984	Fannie Mae Pool MA 1050 (e)	4.5000	3/1/2042	269,128
256,062	Fannie Mae Pool MA0353 (e)	4.5000	3/1/2030	278,326
63,688	Fannie Mae Pool MA0871 (e)	4.0000	10/1/2041	65,929
5,818,889	Fannie Mae Pool MA0919 (e)	3.5000	12/1/2031	6,188,389
729,452	Fannie Mae Pool MA0949 (e)	3.5000	1/1/2032	775,773
654,838	Fannie Mae Pool MA1068 (e)	3.5000	5/1/2042	678,002
4,575,683	Fannie Mae Pool MA1117 (e)	3.5000	7/1/2042	4,737,547
2,116,939	Fannie Mae Pool MA1209 (e)	3.5000	10/1/2042	2,199,955
2,953,179	Fannie Mae Pool MA1275 (e)	3.0000	12/1/2032	3,089,960
582,166	Fannie Mae Pool MA3894 (e)	4.0000	9/1/2031	627,575
598,371	Freddie Mac Gold Pool G06954 (e)	6.0000	5/1/2040	654,233
520,688	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	563,928
				28,716,125
	U.S. GOVERNMENT OBLIGATIONS - 14.2%
4,250,000	United States Treasury Note	0.3750	6/30/2013	4,252,988
4,500,000	United States Treasury Note	0.3750	7/31/2013	4,504,043
4,120,000	United States Treasury Note	1.0000	8/31/2019	4,091,675
3,710,000	United States Treasury Note	1.2500	4/30/2019	3,759,855
1,670,000	United States Treasury Note	1.2500	10/31/2019	1,682,264
1,330,000	United States Treasury Note	1.5000	8/31/2018	1,374,991
980,000	United States Treasury Note	1.6250	8/15/2022	968,095
5,920,000	United States Treasury Note	1.7500	5/15/2022	5,937,115
3,930,000	United States Treasury Note	2.3750	5/31/2018	4,243,174
3,840,000	United States Treasury Note	2.6250	11/15/2020	4,188,299
3,730,000	United States Treasury Bond	3.7500	8/15/2041	4,218,399
2,690,000	United States Treasury Bond	4.2500	5/15/2039	3,310,591
				42,531,489

	TOTAL BONDS & NOTES (Cost - $207,441,803)			211,466,698

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 28, 2013
Principal Amount ($)		Yield	Maturity	Value
	SHORT-TERM INVESTMENTS - 9.8%
	U.S. GOVERNMENT OBLIGATIONS - 9.8%
25,904,800	United States Treasury Bill (a)	0.0924%	10/17/2013	$ 25,881,535
50,000	United States Treasury Bill (a)	0.0966	10/17/2013	49,954
3,200,000	United States Treasury Note	0.1250	8/31/2013	3,200,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $29,131,489) (a)			29,131,489

	TOTAL INVESTMENTS - 89.9% (Cost - $258,967,853) (g)			$ 268,441,764
	OTHER ASSETS LESS LIABILITIES - 10.1%			30,254,493
	NET ASSETS - 100.0%			$ 298,696,257

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
	STRIPS - Separate Trading of Registered Interest and Principal of Securities
*	Non-Income bearing.
(a)	All or a portion of these investment is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at 5/28/2013.
(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration  to qualified institutional buyers. At March 31, 2013, these securities amounted to $25,945,695 or 8.69% of net assets. In addition, these securities are determined to be illiquid by the Board of Trustees.

(d)	Variable rate security; the rate shown represents the rate at March 28, 2013.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of March 28, 2013.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $258,988,830 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 10,507,956
		Unrealized Depreciation:		(1,055,022)
		Net unrealized Appreciation:		$ 9,452,934

See accompanying consolidated notes to financial statements.

OPEN SWAPS CONTRACTS
Notional
Reference Entity	Amount	Interest Rate	Terminiation Date	Counterparty	Unrealized Appreciation
Barclays Bank PLC SWAP	$ 27,009,222	LIBOR + 175bps	11/9/2013	Barclays Capital, Inc.	$ 134,457

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 28, 2013

ASSETS
Investment securities:
At cost	$ 258,967,853
At value	$ 268,441,764
Cash	18,565,370
Segregated cash at broker	14,389,092
Receivable for Fund shares sold	1,514,103
Interest receivable	1,242,629
Unrealized appreciation on swap contracts	134,457
Receivable due from Advisor	13,982
Prepaid expenses and other assets	69,972
TOTAL ASSETS	304,371,369

LIABILITIES
Payable for investments purchased	3,187,876
Payable for Fund shares repurchased	2,043,283
Investment advisory fees payable	398,833
Distribution (12b-1) fees payable	34,149
Fees payable to other affiliates	10,971
TOTAL LIABILITIES	5,675,112
NET ASSETS	$ 298,696,257

Composition of Net Assets:
Paid in capital	$ 297,875,709
Accumulated net investment loss	(2,133,841)
Accumulated net realized loss from investments	(6,653,731)
Net unrealized appreciation of investments and foreign currency	9,608,120
NET ASSETS	$ 298,696,257

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 78,028,026
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,788,676
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 10.02
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.63

Class C Shares (d):
Net Assets	$ 6,001,665
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	602,062
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.97

Class I Shares:
Net Assets	$ 137,981,172
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	13,753,858
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.03

Class N Shares:
Net Assets	$ 76,685,394
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,659,161
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.01

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.
(d) Class C Shares commenced operations on February 16, 2012.

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 28, 2013

INVESTMENT INCOME
Interest (net of foreign withholding tax of $3,731)	$ 2,890,322

EXPENSES
Advisor fees	2,356,999
Management fees	417,901
Distribution (12b-1) fees:
Class A	85,101
Class C	20,658
Class N	103,034
Administrative services fees	153,976
Transfer agent fees	58,656
Registration fees	58,501
Professional fees	39,724
Accounting services fees	33,365
Non 12b-1 shareholder servicing fees	25,574
Custodian fees	14,392
Printing and postage expenses	12,932
Insurance expense	7,917
Trustees fees and expenses	7,114
Compliance officer fees	6,052
Interest expenses	4,682
Other expenses	34,861
TOTAL EXPENSES	3,441,439
Less: Fees waived by the Advisor	(78,711)
NET EXPENSES	3,362,728

NET INVESTMENT LOSS	(472,406)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Foreign currency transactions	10,420
Forward foreign currency exchange contracts	24,308
Futures contracts	(7,956,085)
Investments	2,083,254
Options contracts purchased	3,766
Options contracts written	7,032
Swaps	8,110,593
Net Realized Gain	2,283,288

Net change in unrealized appreciation (depreciation) on:
Foreign currency translations	(56,422)
Forward foreign currency exchange contracts	68,877
Futures contracts	(1,223,328)
Investments	5,272,654
Options contracts purchased	(4,245)
Options contracts written	10,570
Swaps	134,457
Net Change in Appreciation (Depreciation)	4,202,563

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,485,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,013,445

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	March 28, 2013	September 30, 2012 (a)
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (472,406)	$ (1,116,555)
Net realized gain (loss) on investments	2,283,288	(8,143,602)
Net change in unrealized appreciation (depreciation) on investments	4,202,563	5,405,557
Net increase (decrease) in net assets resulting from operations	6,013,445	(3,854,600)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(66,510)	(105,806)
Class C	-	(128)
Class I	(179,664)	(284,442)
Class N	(86,023)	(92,340)
From net realized gains
Class A	(134,326)	-
Class C	(7,612)	-
Class I	(213,038)	-
Class N	(168,408)	-
Total distributions to shareholders	(855,581)	(482,716)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,626,942	77,348,438
Class C	3,495,646	2,796,986
Class I	59,321,063	130,389,368
Class N	15,211,206	101,328,160
Net asset value of shares issued in reinvestment of distributions:
Class A	158,317	83,965
Class C	7,153	127
Class I	362,199	184,941
Class N	250,180	89,140
Redemption fee proceeds:
Class A	8,023	6,462
Class C	343	152
Class I	12,635	8,991
Class N	8,442	7,301
Payments for shares redeemed:
Class A	(17,900,436)	(11,726,865)
Class C	(236,983)	(136,513)
Class I	(19,697,081)	(34,662,980)
Class N	(29,326,180)	(10,143,433)
Net increase from shares of beneficial interest transactions	42,301,469	255,574,240

NET INCREASE IN NET ASSETS	47,459,333	251,236,924

NET ASSETS
Beginning of Period	251,236,924	-
End of Period *	$ 298,696,257	$ 251,236,924
*Includes accumulated net investment loss of:	$ (2,133,841)	$ (1,329,238)

(a)	The Altegris Futures Evolution Strategy Fund commenced operations on October 31, 2011 and Class C Shares commenced operations on February 16, 2012.

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Period Ended
	March 28, 2013	September 30, 2012 (a)
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	9,693,243	7,724,791
Shares Reinvested	16,302	8,434
Shares Redeemed	(1,920,869)	(1,176,349)
Net increase in shares of beneficial interest outstanding	7,788,676	6,556,876

Class C:
Shares Sold	625,831	281,345
Shares Reinvested	737	13
Shares Redeemed	(24,507)	(13,766)
Net increase in shares of beneficial interest outstanding	602,061	267,592

Class I:
Shares Sold	15,730,720	13,036,123
Shares Reinvested	37,331	18,605
Shares Redeemed	(2,014,193)	(3,420,049)
Net increase in shares of beneficial interest outstanding	13,753,858	9,634,679

Class N:
Shares Sold	10,597,801	10,048,172
Shares Reinvested	25,791	8,984
Shares Redeemed	(2,964,431)	(1,016,430)
Net increase in shares of beneficial interest outstanding	7,659,161	9,040,726

(a)	The Altegris Futures Evolution Strategy Fund commenced operations on October 31, 2011 and Class C Shares commenced operations on February 16, 2012.

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period (1)

		Class A		Class C
		Six Months Ended		Six Months Ended
		March 28, 2013	Period Ended	March 28, 2013		Period Ended
		(Unaudited)	September 30, 2012	(Unaudited)		September 30, 2012 (2)
Net asset value, beginning of period		$ 9.85	$ 10.00	$ 9.83		$ 10.13

Income (loss) from investment operations:
Net investment loss (3)		(0.02)	(0.10)	(0.04)		(0.12)
Net realized and unrealized gain (loss) on investments		0.22	0.00	0.20		(0.18)
Total from investment operations		0.20	(0.10)	0.16		(0.30)

Less distributions from:
Net investment income		(0.01)	(0.05)	0.00	(4)	0.00	(4)
Net realized gains		(0.02)	-	(0.02)		-
Total distributions		(0.03)	(0.05)	(0.02)		-

Redemption fees collected (4)		0.00	0.00	0.00		0.00

Net asset value, end of period		$ 10.02	$ 9.85	$ 9.97		$ 9.83

Total return (5,6,7)		2.03%	(1.04)%	1.62%		(2.93)%

Net assets, at end of period (000s)		$ 78,028	$ 64,613	$ 6,002		$ 2,630

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (8,9,10)		2.65%	3.88%	3.40%		4.63%
	Ratio of net expenses to average net assets (9,11)	2.59%	3.72%	3.34%		4.47%
Ratio of net investment loss to average net assets (9,12)		(0.44)%	(1.13)%	(1.09)%		(1.95)%

Portfolio Turnover Rate (6)		49%	99%	49%		99%

(1)	The Fund commenced operations on October 31, 2011.
(2)	Class C Shares commenced operations on February 16, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(6)	Not annualized.
(7)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(9)	Annualized for periods less than one full year.
(10)	Ratio of gross expenses to average net assets
excluding the expenses and income of AFES Fund Limited (8,9)		2.31%	2.41%	3.06%		3.16%
(11)	Ratio of net expenses to average net assets
excluding the expenses and income of AFES Fund Limited (9)		2.25%	2.25%	3.00%		3.00%
(12)	Ratio of net investment loss to average net assets
excluding the expenses and income of AFES Fund Limited (9)		(0.12)%	0.36%	(0.87)%		(0.48)%

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period (1)

		Class I		Class N
		Six Months Ended		Six Months Ended
		March 28, 2013	Period Ended	March 28, 2013	Period Ended
		(Unaudited)	September 30, 2012	(Unaudited)	September 30, 2012
Net asset value, beginning of period		$ 9.86	$ 10.00	$ 9.84	$ 10.00

Income (loss) from investment operations:
Net investment loss (3)		(0.01)	(0.07)	(0.02)	(0.11)
Net realized and unrealized gain (loss) on investments		0.22	(0.01)	0.22	0.00
Total from investment operations		0.21	(0.08)	0.20	(0.11)

Less distributions from:
Net investment income		(0.02)	(0.06)	(0.01)	(0.05)
Net realized gains		(0.02)	-	(0.02)	-
Total distributions		(0.04)	(0.06)	(0.03)	(0.05)

Redemption fees collected (4)		0.00	0.00	0.00	0.00

Net asset value, end of period		$ 10.03	$ 9.86	$ 10.01	$ 9.84

Total return (5,6,7)		2.10%	(0.77)%	2.03%	(1.15)%

Net assets, at end of period (000s)		$ 137,981	$ 94,992	$ 76,685	$ 89,002

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (8,9,10)		2.40%	3.63%	2.65%	3.88%
	Ratio of net expenses to average net assets (9,11)	2.34%	3.47%	2.59%	3.72%
Ratio of net investment loss to average net assets (9,12)		(0.20)%	(0.79)%	(0.45)%	(1.22)%

Portfolio Turnover Rate (6)		49%	99%	49%	99%

(1)	The Fund commenced operations on October 31, 2011.
(2)	Class C Shares commenced operations on February 16, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(6)	Not annualized.
(7)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(9)	Annualized for periods less than one full year.
(10)	Ratio of gross expenses to average net assets
excluding the expenses and income of AFES Fund Limited (8,9)		2.06%	2.16%	2.31%	2.41%
(11)	Ratio of net expenses to average net assets
excluding the expenses and income of AFES Fund Limited (9)		2.00%	2.00%	2.25%	2.25%
(12)	Ratio of net investment loss to average net assets
excluding the expenses and income of AFES Fund Limited (9)		0.13%	0.68%	(0.12)%	0.25%

See accompanying consolidated notes to financial statements.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 28, 2013

1.

ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund’s investment objective is to seek long term capital appreciation.

The Fund offers Class A, Class C, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and N shares of the Fund are offered at their NAV without an initial sales charge. Class C shares are subject to a deferred sales charge of up to 1% to shares redeemed within 18 months of purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AFES invests in the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”). The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).  FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. AFES may redeem its shares in FEL on a biweekly basis.   During the period ended March 28, 2013, the Fund held a controlling economic interest of AFES from October 1, 2012 to November 21, 2012 all inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund’s investment in AFES is as follows:

	Inception Date of AFES	AFES Net Assets at March 28, 2013	% Of Total Net Assets at March 28, 2013
AFES	10/31/2011	$ 58,751,092	19.7%

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 28, 2013

Due to the reporting period ending on a non-business day, the Fund chose to use March 28, 2013, the last business day in March for its reporting period end.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Options and Futures shall be valued at the close price at 4 pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Altegris Advisors, LLC (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at March 28, 2013, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on

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March 28, 2013

 which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at March 28, 2013 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

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March 28, 2013

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 28, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Unaffiliated Trading Companies	$ -	$ 9,940,015	$ -	$ 9,940,015
Structured Note	-	17,903,562	-	17,903,562
Bonds and Notes	-	211,466,698	-	211,466,698
Short-Term Investments	29,131,489	-	-	29,131,489
Total Investments	$ 29,131,489	$ 239,310,275	$ -	$ 268,441,764

Derivatives
Swaps	$ -	$ 134,457	$ -	$ 134,457
Total Assets	$ 29,131,489	$ 239,444,732	$ -	$ 268,576,221

* Refer to the Consolidated Portfolio of Investments for security classification.

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax

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March 28, 2013

regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2012 and 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES is an exempted Cayman investment company. AFES has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES is a CFC and as such is not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to the Fund are charged to the Fund.  Expenses, which are not readily identifiable to the Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 28, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, Options, Futures and Foreign Exchange Contracts amounted to $139,513,553 and $103,497,092, respectively. For the period ended March 28, 2013, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $69,570,156 and $54,914,789, respectively.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk:  the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Fund invests in derivative instruments issued for the Fund by Barclays Bank PLC (“Barclays”), a Barclays Product (“Product’). If Barclays becomes insolvent, Barclays may not be able to make any payments under the

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March 28, 2013

Product and investors may lose their capital invested in the Product. A decline in Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arises.

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period ended March 28, 2013, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	23	$ 21,185
Options purchased/written	29	14,355
Options closed	(18)	(10,690)
Options expired	(34)	(24,850)
Options outstanding, end of period	0	$0

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 28, 2013

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 28, 2013:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Unrealized appreciation on Swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 28, 2013:

Asset Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 28, 2013
Swaps	$ -	$ -	$ -	$ 134,457	$ 134,457

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended March 28, 2013:

Derivative Investment Type

Location of Gain (Loss) on Derivatives

Equity/Currency/Commodity/

Net realized gain (loss) from forward foreign currency exchange contracts

    Interest rate contracts

Net realized gain (loss) from futures contracts

Net realized gain (loss) from option contracts purchased

Net realized gain (loss) from option contracts written

Net realized gain (loss) from swaps

Net change in unrealized appreciation (depreciation) on Forward foreign currency exchange contracts

Net change in unrealized appreciation (depreciation) on Futures contracts

Net change in unrealized appreciation (depreciation) on Option contracts    purchased

Net change in unrealized appreciation (depreciation) on Option contracts

    Written

Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended March 28, 2013:

Realized gain/(loss) on derivatives recognized in the Statement of operations
Derivative Investment type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 28, 2013
Forward Contracts	$ -	$ 24,308	$ -	$ -	$ 24,308
Futures	(4,369,896)	(1,407,661)	(5,045,921)	2,867,393	(7,956,085)
Purchased Options	3,766	-	-	-	3,766
Written options	7,032				7,032
Total	$ (4,359,098)	$ (1,383,353)	$ (5,045,921)	$ 2,867,393	$ (7,920,979)

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March 28, 2013

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at March 28, 2013
Forward Contracts	$ -	$ 68,877	$ -	$ -	$ 68,877
Futures	1,792,836	(86,603)	453,307	(3,382,868)	(1,223,328)
Purchased Options	(4,245)	-	-	-	(4,245)
Written options	10,570				10,570
Total	$ 1,799,161	$ (17,726)	$ 453,307	$ (3,382,868)	$ (1,148,126)

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund, are overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Fund’s advisor delegates managements of the Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Sub-Advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rates: 1.75% on the first $1 billion, 1.60% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.50% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.40% on net assets greater than $2 billion and less than or equal to $2.5 billion,  1.30% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.15% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor not the Fund.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (FEL) or extraordinary expenses such as litigation) will not exceed 2.25%, 3.00, 2.00% and 2.25% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended March 28, 2013, the Advisor waived fees in the amount of $78,711. As of March 28, 2013 the Advisor may recapture $198,844 and $78,711 through September 30, 2015 and 2016, respectively.

During the period ended March 28, 2013, FEL engaged Winton Capital Management Limited (“WNTN”) and ISAM (UK) Limited (“ISAM”); each a CTA, to provide advisory services.

Pursuant to the terms of the Advisory Agreement with FEL, WNTN and ISAM are entitled to receive a management fee in arrears on a quarterly basis in respect of certain advisory and controlling services to each of the respective CTA portfolios. As compensation for its services and the related expenses borne by each CTA, the Fund agrees to pay a management fees and incentive fees, respective to each. Per Agreements for services rendered during the period ended March 28, 2013, the CTA’s, as a whole received, $417,901 in management fees.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average

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March 28, 2013

 daily net assets attributable to Class A, Class C and Class N shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended March 28, 2013, pursuant to the Plan, Class A, Class C and Class N shares paid $85,101, $20,658  and $103,034, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the period ended March 28, 2013, the Distributor received $58,927  and $34,397 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $4,240 and $812 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

The Fund is part of a series of Altegris Mutual Funds or (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund Altegris Macro Strategy Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund and Altegris Multi Strategy Alternative Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended March 28, 2013, Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $8,023, $343, $12,635 and $8,442, respectively.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 28, 2013

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

Fiscal Year Ended
September 30, 2012
Ordinary Income	$ 482,716
Long-Term Capital Gain	-
$ 482,716

As of September 30, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October		Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Other Book/	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Tax Differences	(Depreciation)	Earnings/(Deficits)
$ 794,583	$ -	$ -	$ -	$ (8,171,561)	$ 3,371,857	$ (4,005,121)

Permanent book and tax differences, primarily attributable to adjustments for paydowns, resulted in reclassification for the period ended September 30, 2012 as follows: a decrease in accumulated net investment losses of $270,033 and an increase in accumulated net realized loss from security transactions of $270,033.

The RIC Modernization Act was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures.  The changes are generally effective for taxable years beginning after the date of enactment.

One of the most prominent changes addresses capital loss carry forwards.  Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a)(9) of the Act.  As of March 28, 2013, Genworth Financial Trust held 58% of the voting securities of Class N and Charles Schwab held approximately 52% of the voting securities Class I.

8.  RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 28, 2013

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Genworth Financial, Inc. (“Genworth”) the parent company of Altegris, has agreed to enter into a transaction (the “Transaction”) whereby Genworth would sell its wealth management business, including Altegris, to a partnership of Aquiline Capital Partners LLC and Genstar Capital, LLC. The Transaction is expected to close in the second half of 2013, subject to customary closing conditions, including requisite regulatory approvals. The Transaction will cause certain agreements for the Funds to automatically terminate as required by law, including the investment advisory agreement between Altegris and the Trust, on behalf of the Fund, as well as the sub-advisory agreement between Altegris and various sub-advisers, if any, on behalf of the Fund. On April 24, 2013, the Board met to consider the approval of a new investment advisory agreement and, if any, new sub-advisory agreements (collectively, the “New Advisory Agreements”) between the Trust, on behalf of the Fund, and Altegris. The New Advisory Agreements are substantially similar in all material respects to each current advisory agreement with Altegris. The effective date of the New Advisory Agreement with respect to the Fund will be later of the date shareholders of the Fund approve the investment advisory agreement between Altegris and the Trust, or upon the closing of the Transaction.

Altegris Futures Evolution Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 28, 2013

As a shareholder of the Altegris Futures Evolution Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Futures Evolution Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning October 1, 2012 and ending March 28, 2013.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Futures Evolution Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Actual
Expenses		10/1/2012	3/28/2013	10/1/12 – 3/28/13
Class A	2.59%	$1,000.00	$1,018.20	$12.82
Class C	3.34%	$1,000.00	$1,015.20	$11.56
Class I	2.34%	$1,000.00	$1,018.90	$11.58
Class N	2.59%	$1,000.00	$1,018.20	$12.82

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical
(5% return before expenses)		10/1/2012	3/28/2013	10/1/12 – 3/28/13
Class A	2.59%	$1,000.00	$1,012.02	$12.99
Class C	3.34%	$1,000.00	$1,008.28	$16.72
Class I	2.34%	$1,000.00	$1,013.26	$11.75
Class N	2.59%	$1,000.00	$1,012.02	$12.99

*     Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (179) divided by the number of days in the fiscal year (365).

**   Please note that the Fund chose to end its reporting year end on March 28, 2013, the last business day in March, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2011 to March 31, 2013.

*** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE (Continued)

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 550

La Jolla, CA 92037

SUB-ADVISOR

Doubleline Capital LP

333 South Grand Ave. Suite 1800

Los Angeles, CA 90071

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

altegris. TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/7/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/7/13